Commitments (Details) - $ / shares	1 Months Ended	10 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Commitments (Details) [Line Items]
Description of underwriting agreement		The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $6,100,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 30,500,000 Units sold in the Initial Public Offering, or $10,675,000, and (ii) 5.5% of the gross proceeds from the Units sold pursuant to the over-allotment option, or $2,475,000. Up to 10% of the deferred commission relating to the base offering may be paid at the sole discretion of the Company to third parties not participating in the Initial Public Offering (but who are members of FINRA) that assist the Company in consummating the Business Combination. The deferred fee will be forfeited by the underwriters solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement
Option [Member]
Commitments (Details) [Line Items]
Shares of forfeited option to exercise	75,000
IPO [Member]
Commitments (Details) [Line Items]
Purchase of additional shares		4,575,000
Price per share (in Dollars per share)	$ 10.00	$ 10.00
Over-Allotment Option [Member]
Commitments (Details) [Line Items]
Shares of option to purchase of additional shares	4,500,000
Price per share (in Dollars per share)	$ 10.00	$ 10.00